Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000030208
Account Value [Line Items]
Line Graph and Table Measure Name		Federated Hermes Corporate Bond Strategy Portfolio
Accumulated Value	$ 10,000		$ 10,861	$ 11,731	$ 11,400	$ 13,288	$ 14,866	$ 14,805	$ 12,519	$ 13,671	$ 14,100	$ 15,200
C000030209
Account Value [Line Items]
Line Graph and Table Measure Name		Federated Hermes High Yield Strategy Portfolio
Accumulated Value	10,000		11,585	12,454	12,182	14,021	14,867	15,670	13,848	15,782	16,875	18,390
C000030211
Account Value [Line Items]
Line Graph and Table Measure Name		Federated Hermes Mortgage Strategy Portfolio
Accumulated Value	10,000		10,230	10,511	10,629	11,298	11,837	11,725	10,372	10,909	11,065	12,038
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
FEDERATED INDEX: Bloomberg US Credit Index (BUSC)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Credit Index
Accumulated Value	10,000		10,563	11,215	10,979	12,493	13,662	13,514	11,452	12,389	12,641	13,631
FEDERATED INDEX: Baa component of the Bloomberg US Credit Index (BUSC-Baa)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Credit Index (Baa Component)
Accumulated Value	10,000		10,789	11,592	11,253	13,105	14,340	14,283	12,006	13,136	13,490	14,596
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Corporate High Yield 2% Issuer Capped Index
Accumulated Value	10,000		11,713	12,592	12,329	14,095	15,088	15,882	14,106	16,002	17,313	18,806
FEDERATED INDEX: Bloomberg US Mortgage Backed Securities Index (BMBS)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Mortgage Backed Securities Index
Accumulated Value	$ 10,000		$ 10,167	$ 10,419	$ 10,522	$ 11,190	$ 11,624	$ 11,502	$ 10,144	$ 10,656	$ 10,784	$ 11,709